SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Information

	Year Ended December 31,
	2011	2010	2009
	(in thousands)
Noncash investing and financing activities:
Property and equipment acquired under capital lease obligations	$—	$—	$938
Common stock issued in acquisition	117,919	153,963	—
Asset retirement obligations	741	1,023	517
Supplemental cash flow information:
Cash paid for interest	$35,354	$41,763	$42,575
Cash paid for taxes	$63,680	$4,610	$12,872
Tax refunds	$27,206	$56,154	$9,135